UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07893

Variable Annuity Portfolios – Smith Barney Small Cap Growth Opportunities Portfolio

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
   (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
   (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31
Date of reporting period: June 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
     SMALL CAP GROWTH
OPPORTUNITIES PORTFOLIO

SEMI-ANNUAL REPORT | JUNE 30, 2004

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

N O T F D I C I N S U R E D • N OT B A N K G U A R A N T E E D • M A Y L O S E V A L U E

Semi-Annual Report • June 30, 2004

SMITH BARNEY SMALL CAP
GROWTH OPPORTUNITIES PORTFOLIO

TEAM MANAGED

A team of individuals employed by the manager now manages the day-to-day operations of the fund.

FUND OBJECTIVE

The fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. The fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in equity securities of U.S. small cap companies and related investments. In selecting investments, the manager looks for issuers that have a predictable, growing demand for their products or services, and issuers with a dominant position in a niche market or whose customers are very large companies.

FUND FACTS

FUND INCEPTION
______________
February 10, 1997

What’s Inside

Letter From the Chairman	1
Schedule of Investments	4
Schedule of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	16

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

For the six-month period, small capitalization stocks as represented by the Russell 2000 Index,[i] returned 6.76%, a favorable comparison to the 3.44% return of the larger market capitalization stocks, as represented by the S&P 500 Indexii. Among small capitalization stocks, value performed better than growth.The Russell 2000 Value Indexiii was up 7.83% in comparison to the 5.69% return of the Russell 2000 Growth Indexiv. After a strong 2003, the technology sector, the largest sector within the Russell 2000 Growth Index, generated negative returns for the period and contributed to the Russell 2000 Growth Index’s underperformance versus the Russell 2000 Value Index.Within the Russell 2000 Growth Index, the energy sector generated the strongest returns reflecting the increase in oil prices, which temporarily exceeded $40 per barrel. Interest rates also remain a focal point for investors as the economy showed sufficient signs of strength for the Federal Reserve Board (“Fed”) to raise the federal funds rate[v] by 25 basis pointsvi on June 30th.

Within this environment, the fund performed as follows:[1]

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

PERFORMANCE OF THE FUND AS OF JUNE 30, 2004

6 Months

Smith Barney Small Cap Growth Opportunities Portfolio	2.57%

Russell 2000 Growth Index	5.69%

Lipper Small-Cap Core Variable Funds Category Average	6.77%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect fee waivers and/or expense reimbursements, if any, which may be reduced or terminated at any time. In the absence of fee waivers and/or expense reimbursements, if any, total return would be reduced.

The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund.

Performance Review

For the six months ended June 30, 2004, the Smith Barney Small Cap Growth Opportunities Portfolio returned 2.57%. The fund’s unmanaged benchmark, the Russell 2000 Growth Index, returned 5.69% for the same time period.The fund also underperformed its Lipper small-cap core variable funds category average, which returned 6.77%.The fund’s underperformance versus its benchmark was attributable to a number of factors including adverse stock selection in the consumer discretionary and energy sectors, which were only partially offset by positive stock selection in the information technology and financials sectors. An overweight position in technology and an underweight position in industrials also hurt performance versus the benchmark.

[1]

Past performance is no guarantee of future results. The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance o f the fund.

1  Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

During the period, individual stock holdings which contributed the most to portfolio performance included Angiotech Pharmaceuticals, Inc., a medical devices company, CSG Systems International, Inc., a provider of billing solutions, and Activision, Inc., an interactive entertainment software company. The biggest detractors to portfolio performance included two biotech companies, NPS Pharmaceuticals, Inc. and Intermune Inc., as well as Radware Ltd., a provider of internet related products.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations.The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your continued confidence in our stewardship of your assets.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 105 funds in the small-cap core variable funds category.

2  Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of June 30, 2004 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The fund’s top ten holdings as of this date were: Advanced Medical Optics, Inc. (2.76%), Zarlink Semiconductor Inc. (2.44%), DJ Orthopedics Inc. (2.14%), Nektar Therapeutics (2.04%), Electronics For Imaging Inc. (1.90%), TIBCO Software Inc. (1.72%), Borland Software Corp. (1.56%), NPS Pharmaceuticals Inc. (1.56%), Pacificare Health Systems (1.56%), Transkaryotic Therapies Inc. (1.55%). Please refer to pages 4 through 8 for a list and percentage breakdown of the fund’s holdings.

The mention of Industry breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The fund’s top five industry holdings as of June 30, 2004 were: Health Care Equipment & Supplies (8.3%); Software (7.6%); Communication Equipment (6.3%); Pharmaceuticals (5.4%); Banks (4.9%). The fund’s portfolio composition is subject to change at any time.

RISKS: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Investments in small capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ii	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

iii	The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

iv	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.

[v]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

vi	A basis point is one one-hundredth (1/100 or 0.01) of one percent.

3  Smith Barney Small Cap Growth Opportunities Portfolio | 2004 Semi-Annual Report

Schedule of Investments (unaudited)	June 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 91.4%
CONSUMER DISCRETIONARY — 9.3%
Hotels Restaurants & Leisure — 3.2%
20,199	Applebees International Inc.*	$464,992
13,000	CBRL Group, Inc.	401,050
7,680	Red Robin Gourmet Burgers Inc.*	210,202
10,485	Station Casinos, Inc.	507,474

		1,583,718

Leisure Equipment & Products — 0.5%
11,550	Marvel Enterprises, Inc.*	225,456

Media — 1.4%
2,400	Carmike Cinemas Inc.	94,680
13,980	Citadel Broadcasting Corp.*	203,689
14,340	Spanish Broadcasting System Inc. — Class A Shares*	133,505
37,324	UnitedGlobalCom Inc. — Class A Shares*	270,972

		702,846

Multiline Retail — 0.4%
10,950	99 Cents Only Stores*	166,988
2,400	Design Within Reach Inc.	39,432

		206,420

Specialty Retail — 1.8%
16,780	The Gymboree Corp.*	257,741
10,110	The Men’s Wearhouse, Inc.*	266,803
10,220	The Sports Authority, Inc.*	366,898

		891,442

Textiles & Apparel — 2.0%
5,700	Kellwood Co.	248,235
300	Life Time Fitness Inc.	6,300
10,200	Reebok International Ltd.	366,996
24,670	Tommy Hilfiger Corp.*	373,504

		995,035

TOTAL CONSUMER DISCRETIONARY		4,604,917

CONSUMER STAPLES — 2.2%
Food & Drug Retailing — 0.7%
15,220	7 Eleven Inc.	271,677
4,360	Duane Reade Inc.*	71,199

		342,876

Food Products — 1.3%
19,400	Hain Celestial Group, Inc.*	351,140
7,560	Ralcorp Holdings Inc.*	266,112

		617,252

Personal Products — 0.2%
3,800	Chattem Inc.	109,706

TOTAL CONSUMER STAPLES		1,069,834

See Notes to Financial Statements.

4   Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

SHARES	SECURITY	VALUE

ENERGY — 4.0%
Energy Equipment & Services — 2.0%
18,550	Key Energy Services Inc.	$175,112
26,624	Pride International Inc.*	455,537
14,530	Rowan Companies Inc.*	353,515

		984,164

Oil & Gas — 2.0%
5,490	Forest Oil Corp.*	149,987
13,670	Patina Oil & Gas Corp.	408,323
10,360	Plains Exploration & Production Co.*	190,106
10,480	Whiting Petroleum Corp.	263,572

		1,011,988

TOTAL ENERGY		1,996,152

FINANCIALS — 10.8%
Banks — 4.9%
3,800	Banknorth Group Inc.	123,424
1,800	City National Corp.	118,260
3,580	Commerce Bancorp Inc.	196,936
13,150	Cullen/Frost Bankers Inc.	588,462
4,900	Downey Financial Corp.	260,925
7,900	East-West Bancorp Inc.	242,530
6,680	Investors Financial Services Corp.	291,114
3,317	UCBH Holdings Inc.	131,088
9,480	Westamerica Bancorporation	497,226

		2,449,965

Diversified Financials — 1.1%
10,495	Affiliated Managers Group Inc.*	528,633

Insurance — 1.8%
2,980	Aspen Insurance Holdings Ltd.*	69,225
3,080	Brown & Brown, Inc.	132,748
9,150	IPC Holdings Ltd.	337,909
4,700	PartnerRe Ltd.	266,631
3,231	Platinum Underwriters Holdings, Ltd.	98,319

		904,832

Real Estate — 3.0%
6,249	Alexandria Real Estate Equities Inc.	354,818
19,530	American Financial Realty Trust	279,084
7,330	Ashford Hospitality Trust Inc.*	61,205
491	Centerpoint Properties Trust	37,684
5,572	Cousins Properties Inc.	183,597
11,715 PS	Business Parks Inc.	471,412
4,368	United Dominion Realty Trust Inc.	86,399

		1,474,199

TOTAL FINANCIALS		5,357,629

See Notes to Financial Statements.

5   Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

SHARES	SECURITY	VALUE

HEALTHCARE — 21.9%
Biotechnology — 3.7%
49,940	Biomarin Pharmaceuticals Inc.*	$299,640
16,500	Medarex Inc.	120,285
51,280	Transkaryotic Therapies Inc.*	767,149
24,450	United Therapeutics Corp.*	627,143

		1,814,217

Health Care Equipment & Supplies — 8.3%
32,060	Advanced Medical Optics, Inc.*	1,364,794
27,370	Cytyc Corp.*	694,377
46,160	DJ Orthopedics Inc.*	1,061,680
9,530	Dade Behring Holdings Inc.*	452,866
13,200	Laserscope	363,660
20,200	Web MD Corp.	188,264

		4,125,641

Health Care Providers & Services — 4.5%
5,400	Amerigroup Corp.	265,680
16,950	Community Health Systems Inc.*	453,751
9,090	D & K Healthcare Resources, Inc.	109,080
27,060	Isolagen Inc.*	278,177
20,000	Pacificare Health Systems	773,200
20,430	Province Healthcare Co.	350,375

		2,230,263

Pharmaceuticals — 5.4%
26,250	Intermune Inc.*	404,775
41,120	Ista Pharmaceuticals Inc.*	429,704
36,850	NPS Pharmaceuticals Inc.*	773,850
50,550	Nektar Therapeutics*	1,008,978
4,490	Penwest Pharmaceuticals Co.*	57,517

		2,674,824

TOTAL HEALTH CARE		10,844,945

INDUSTRIALS — 6.3%
Aerospace & Defense — 1.0%
34,340	Aeroflex Inc.*	492,092

Commercial Services & Supplies — 2.0%
74,910	ActivCard Corp.*	543,847
22,740	CSG Systems International Inc.*	470,718

		1,014,565

Construction & Engineering — 0.8%
14,540	Chicago Bridge & Iron Co.	404,939

Machinery — 1.0%
13,260	AGCO Corp.*	270,106
13,430	Stewart & Stevenson Services, Inc.	240,666

		510,772

Trading Companies & Distributors — 1.5%
21,830	MSC Industrial Direct Co., Inc. — Class A Shares	716,897

TOTAL INDUSTRIALS		3,139,265

See Notes to Financial Statements.

6  Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 29.0%
Communications Equipment — 6.3%
245,560	ADC Telecommunications, Inc.*	$697,390
57,440	Arris Group Inc.*	341,194
14,249	Avocent Corp.*	523,508
169,450	Enterasys Networks Inc.*	357,540
46,860	Foundry Networks Inc.	659,320
27,994	McData Corp.*	150,608
21,547	Tekelec Inc.*	391,509

		3,121,069

Computers & Peripherals — 3.8%
35,113	Cray Inc.*	232,448
33,280	Electronics For Imaging Inc.*	940,493
41,570	Innovex Inc.*	189,975
17,360	PalmSource, Inc.*	297,550
93,120	Silicon Graphics, Inc.*	204,864

		1,865,330

Electronics Equipment & Instruments — 2.4%
18,090	Benchmark Electronics, Inc.*	526,419
29,720	Exar Corp.*	435,695
15,664	Plexus Corp.*	211,464

		1,173,578

IT Consulting & Services — 0.7%
13,050	ProQuest Co.*	355,613

Internet Software & Services — 3.5%
13,580	Digitas Inc.*	149,787
16,700	Motive, Inc.	172,344
59,380	Netegrity, Inc.*	502,355
32,560	Netgear, Inc.*	349,694
13,227	Openwave Systems Inc.*	167,983
23,810	RADWARE Ltd.*	405,960

		1,748,123

Semiconductor Equipment & Products — 4.7%
63,450	Adaptec Inc.*	536,787
12,530	Integrated Circuit Systems Inc.*	340,315
47,590	White Electric Designs Corp.*	249,372
279,210	Zarlink Semiconductor Inc.*	1,206,187

		2,332,661

Software — 7.6%
46,912	Activision Inc.*	745,901
91,260	Borland Software Corp.*	774,797
37,580	Networks Associates Inc.*	681,325
55,013	Novell Inc.*	461,559
8,580	Take Two Interactive Software, Inc.*	262,891
101,009	TIBCO Software Inc.*	853,526

		3,779,999

TOTAL INFORMATION TECHNOLOGY		14,376,373

See Notes to Financial Statements.

7  Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	June 30, 2004

SHARES	SECURITY	VALUE

MATERIALS — 3.8%
Chemicals — 2.7%
6,430	Cytec Industries Inc.	$292,243
15,380	Georgia Gulf Corp.	551,527
4,200	Minerals Technologies Inc.	243,600
4,440	Valspar Corp.	223,732

		1,311,102

Metals & Mining — 1.1%
12,900	Apex Silver Mines Ltd.*	219,945
17,890	Compass Minerals International, Inc.	346,708

		566,653

	TOTAL MATERIALS	1,877,755

TELECOMMUNICATION SERVICES — 3.4%
Diversified Telecommunication Services — 3.1%
72,060	Cincinnati Bell Inc.*	319,946
41,670	Citizens Communications Co.*	504,207
9,580	Commonwealth Telephone Enterprises Inc.*	428,897
6,980	SpectraSite Inc.*	301,676

		1,554,726

Wireless Telecommunication Services — 0.3%
9,200	Nextel Partners, Inc.*	146,464

	TOTAL TELECOMMUNICATION SERVICES	1,701,190

UTILITIES — 0.7%
Gas Utilities — 0.7%
16,160	Southern Union Co.*	340,653

	TOTAL COMMON STOCKS
	(Cost — $43,032,876)	45,308,713

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT— 8.6%
$4,261,000	UBS Warburg 1.35% due 7/1/04; proceeds at maturity $4,261,160
	(Fully collateralized by FNMA, 1.235% due 1/28/05
	Valued at $4,346,220) (Cost — $4,261,000)†	4,261,000

	TOTAL INVESTMENTS — 100.0%
	(Cost — $47,293,876)	49,569,713

*	Non-Income Producing.
†	Security is aggregated as collateral for open future contracts.

See Notes to Financial Statements.

8   Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	June 30, 2004

ASSETS:
Investments at value (Cost — $43,032,876)	$45,308,713
Repurchase Agreements at amortized cost (Cost — $4,261,000)	4,261,000
Cash	243
Receivable for futures variation margin	3,850
Receivable for investments sold	201,960
Dividends and interest receivable	8,476

Total Assets	49,784,242

LIABILITIES:
Payable for investments purchased	156,126
Management fees payable (Note 2)	28,861
Accrued expenses and other liabilities	76,616

Total Liabilities	261,603

Net Assets for 4,781,667 shares of beneficial interest outstanding	$49,522,639

NET ASSETS CONSIST OF:
Par value of shares of beneficial interest ($0.00001 par value, unlimited shares authorized)	$48
Capital paid in excess of par value	45,802,301
Accumulated net investment income	24,159
Accumulated net realized gain from investment transactions and future contracts	1,392,656
Net unrealized appreciation of investments and future contracts	2,303,475

Total	$49,522,639

Net Asset Value and Redemption Price Per Share of Beneficial Interest	$10.36

See Notes to Financial Statements.

9   Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividend	$205,140
Interest	21,020

Total Investment Income	226,160

EXPENSES:
Management fees (Note 2)	176,601
Custody and fund accounting fees	32,485
Shareholder reports	23,670
Audit fees	12,000
Legal fees	4,112
Transfer agent fees	2,435
Registration fees	1,360
Trustee fees	759
Miscellaneous	3,809

Total Expenses	257,231

Less: aggregate amount waived by the Manager (Note 2)	(45,320)

Net Expenses	211,911

Net Investment Income	14,249

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions and futures contracts	2,824,445

Net decrease in unrealized appreciation from:
Investments	(1,814,200)
Future contracts	(37,190)

Decrease in unrealized appreciation	(1,851,390)

Net Realized and Unrealized Gain on Investments	973,055

Net Increase in Net Assets from Operations	$987,304

See Notes to Financial Statements.

10   Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2004	December 31,
	(unaudited)	2003

OPERATIONS:
Net investment income (loss)	$14,249	$(82,854)
Net realized gain from investment transactions and futures contracts	2,824,445	1,269,479
Net increase (decrease) in unrealized appreciation
(depreciation) of investments and future contracts	(1,851,390)	8,971,400
Net realized loss on investments and reimbursement from the manager
related to prospectus restrictions	—	45,477

Net Increase in Net Assets From Operations	987,304	10,203,502

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
Net proceeds from sale of shares	10,897,438	19,427,668
Cost of shares repurchased	(6,988,416)	(5,020,375)

Net Increase in Net Assets From Transactions in Shares of Beneficial Interest	3,909,022	14,407,293

Net Increase in Net Assets	4,896,326	24,610,795

NET ASSETS:
Beginning of period	44,626,313	20,015,518

End of period†	$49,522,639	$44,626,313

† Includes accumulated net investment income of:	$24,159	$9,910

See Notes to Financial Statements.

11   Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Smith Barney Small Cap Growth Opportunities Portfolio (the “Fund”), a series of Variable Annuity Portfolios (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.The Trust is organized as a Massachusetts business trust. Smith Barney Fund Management LLC (the “Manager”) acts as the investment manager of the Fund. Citigroup Global Markets Inc. (“CGM”), serves as the Fund’s distributor (the “Distributor”). Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2004, the Fund paid transfer agent fee of $3,331 to CTB.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. Investment Security Valuations Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on the day, at the last sales price. Unlisted equity securities or listed equity securities for which last sales prices are not available are listed at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities. Dividend income is recorded on the ex-dividend date.

C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

D. Distributions Distributions to shareholders are recorded on the ex-dividend date.The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from U.S. generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund’s capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

12  Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

E. Repurchase Agreements It is the policy of the Fund to require the custodian or a third party custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within that custodian’s vault, all securities held as collateral in support of repurchase agreements.Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

F. Beneficial Interest At June 30, 2004, insurance companies or their separate accounts were the record owners of all the shares of the Fund (See Note 5).

G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees

The Manager is responsible for overall management of the Fund’s business affairs and has a Management Agreement with the Fund.The Manager also provides certain administrative services to the Fund.These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees earned by the Manager amounted to $176,601, of which $45,320 was voluntarily waived for the six months ended June 30, 2004.The management fee paid to the Manager is accrued daily and payable monthly.The management fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets.

3. Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $35,778,050 and $29,181,847, respectively, for the six months ended June 30, 2004.

At June 30, 2004 the aggregate gross appreciation and depreciation for Federal income tax purpose were substantially as follows:

Gross unrealized appreciation	$4,892,669
Gross unrealized depreciation	(2,616,832)

Net unrealized appreciation	$2,275,837

4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of the each day’s trading.Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred.When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a coun-terparty fail to perform under such contracts.These transactions involve a market risk that may be in excess of the amount recognized in the accompanying statement of assets and liabilities.

13  Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Future contracts which were open at June 30, 2004, are as follows:

	Number of	Expiration	Book	Market	Unrealized
Contracts	Contracts	Date	Value	Value	Gain

Russell 2000 Index Futures (Buy)	2	September 2004	$564,712	$592,350	$27,638

5. Shares of Beneficial Interest

At June 30, 2004 the Trust had an unlimited number of shares with a par value of $0.00001 per share.Transaction in shares of beneficial interest were as follows:

		Year Ended
	Six Months Ended	December 31,
	June 30, 2004	2003

Shares sold	1,039,798	2,194,285
Shares repurchased	(676,155)	(593,822)

Net Increase	363,643	1,600,463

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own 100% of the Fund’s shares.

6. Trustees Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003).Trustees may retire under the Plan before attaining the mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement.Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the plan. In addition, two other former Trustees elected to receive a lump sum payment under the plan during this period.The Fund’s allocable share of the expense of the Plan for the six months ended June 30, 2004 and the related liability at June 30, 2004 were not material.

7. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (SEC) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (CAM), including its applicable investment advisory companies and Citicorp Trust Bank (CTB), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund.This notification arises out of a previously disclosed investigation by the SEC and the U.S.Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff.Although there can be no assurance, Citigroup

14  Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

does not believe that this matter will have a material adverse effect on the Fund. On August 12, 2004, CAM paid the Fund $664.40, its allocable share of the amount described above through a waiver of its fees.

8. Prospectus Restriction

The Fund has an investment policy of investing at least 80% of its net assets in equity securities of small cap companies and related investments.The Fund considers small cap companies to be those with market capitalizations within the range of the market capitalizations of the companies in the Russell 2000 Index (“Index”) at the time of investment. Subsequent to a reconstitution of the Russell 2000 Index in July 2003, the Fund purchased securities of certain companies with market capitalizations that were no longer within of the range of those of the companies in the Index, resulting in less than 80% of the Fund’s net assets being invested in equity securities of small cap companies and related investments for a period of time.The Fund sold certain securities of issuers with market capitalizations outside of the range of those of the companies in the Index to achieve compliance with its investment policy, resulting in a net realized loss to the fund of $25,150.Additionally, the manager has agreed to reimburse the Fund for certain losses on investments that were acquired in violation of its investment policy in the amount of $70,627.

15  Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2004
	(unaudited)		2003	2002	2001	2000	1999

Net Asset Value, Beginning of Period	$10.10		$7.10	$9.55	$13.20	$13.21	$9.60

Income From Operations:
Net investment income (loss)†	0.00	(1)	(0.03)	(0.03)	(0.01)	(0.01)	(0.04)
Net realized and unrealized gain (loss)
on investments	0.26		3.03	(2.42)	(2.09)	1.26	3.65

Total from Operations	10.36		3.00	(2.45)	(2.10)	1.25	3.61

Less Distributions From:
Net realized gain on investments	—		—	—	(1.55)	(1.26)	—

Net Asset Value, End of Period	$10.36		$10.10	$7.10	$9.55	$13.20	$13.21

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$49,523		$44,626	$20,016	$21,680	$5,305	$3,812
Ratio of expenses to average net assets	0.90	%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to
average net assets	0.06	%*	(0.30)%	(0.34)%	(0.17)%	(0.11)%	(0.52)%
Portfolio turnover	68%		168%	19%	59%	86%	150%

Total Return(2)	2.57	%**	42.25%	(25.65)%	(16.22)%	9.01%	37.60%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees, and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share†	$(0.01)		$(0.05)	$(0.07)	$(0.09)	$(0.45)	$(0.68)
Ratios:
Expenses to average net assets	1.09	%*	1.15%	1.45%	2.21%	4.45%	9.40%
Net investment loss to average net assets	(0.13	)%*	(0.55)%	(0.89)%	(1.48)%	(3.66)%	(9.02)%

*	Annualized.
**	Not Annualized.
†	The per share amounts were computed using an average number of shares outstanding during the year.
0.28% of the Funds total return resulted from investments not meeting the investment policy of the Fund (see Note 8 to the financial statements).
(1)	Amount represents less than .01.
(2)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by Citi Fund Management Inc. to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated.

See Notes to Financial Statements.

16  Smith Barney Small Cap Growth Opportunities Portfolio   |   2004 Semi-Annual Report

SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund Management LLC
Mark T. Finn
R. Jay Gerken, CFA, Chairman*	DISTRIBUTOR
Stephen Randolph Gross	Citigroup Global Markets Inc.
Diana R. Harrington
Susan B. Kerley
CUSTODIAN
State Street Bank
OFFICERS	& Trust Company
R. Jay Gerken, CFA*
President and
Chief Executive Officer	TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
Andrew B. Shoup*	New York, NY 10004
Senior Vice President and
Chief Administrative Officer
SUB-TRANSFER AGENT
PFPC Inc
Frances M. Guggino*	P.O. Box 9699
Treasurer and	Providence, RI 02940-9699
Chief Financial Officer

Andrew Beagley†
Chief Compliance Officer

Robert I. Frenkel*
Secretary and Chief Legal Officer

* Affiliated Person of
Investment Manager

† As of August 9, 2004

Variable Annuity Portfolios

Smith Barney Small Cap Growth Opportunities Portfolio	This report is submitted for general information of the shareholders of Smith Barney Small Cap GrowthOpportunities Portfolio.

The fund is a separate investment fund of the Variable Annuity Portfolios, a Massachusetts business trust.	SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO Smith Barney Mutual Funds 125 Broad Street, MF-2 New York, New York 10004

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-451-2010 and (2) on the Securitiesand Exchange Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how tovote proxies relating to portfolio securities is available without charge, upon request, bytelephoning the fund (toll free) at 1 800 451 2010 and by visiting the SEC’s web site atwww.sec.gov.	©2004 Citigroup Global Markets Inc. Member NASD, SIPC

	FD02624 8/04	04-7030

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of thefiling date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(2) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

(b)Furnished.

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Variable Annuity Portfolios -
Smith Barney Small Cap Growth Opportunities Portfolio

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Variable Annuity Portfolios -
Smith Barney Small Cap Growth Opportunities Portfolio

Date: August 26, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Variable Annuity Portfolios -
Smith Barney Small Cap Growth Opportunities Portfolio

Date: August 26, 2004

By:	/s/ Frances M. Guggino
R. Jay Gerken
Chief Financial Officer and Treasurer of
Variable Annuity Portfolios -
Smith Barney Small Cap Growth Opportunities Portfolio

Date: August 26, 2004